UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Money Market Fund

April 30, 2008

1.800344.104

NFS-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.7%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.75%, VRDN (a)(d)	$ 6,500,000	$ 6,500,000
Colorado - 0.1%
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B3, 2.95% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(d)	1,000,000	1,000,000
Denver City & County Arpt. Rev. Participating VRDN Series DBE 510, 2.47% (Liquidity Facility Deutsche Bank AG) (a)(d)(f)	4,185,000	4,185,000
		5,185,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series BBT 2040, 2.5% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)(f)	4,920,000	4,920,000
Florida - 0.4%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Riverwalk I Apts. Proj.) Series 2008 E, 2.55%, LOC Freddie Mac, VRDN (a)(d)	5,075,000	5,075,000
Miami-Dade County Aviation Rev. Participating VRDN Series DBE 529, 2.47% (Liquidity Facility Deutsche Bank AG) (a)(f)	9,720,000	9,720,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Carrollton School Proj.) Series 1999, 2.43%, LOC SunTrust Banks, Inc., VRDN (a)	2,100,000	2,100,000
(Tarmac America Proj.) 2.6%, LOC Bank of America NA, VRDN (a)(d)	1,500,000	1,500,000
Miami-Dade County Wtr. & Swr. Rev. 2.45% (FSA Insured), VRDN (a)	2,200,000	2,200,000
		20,595,000
Illinois - 0.1%
Illinois Gen. Oblig. Series 2003 B, 2.73% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	4,000,000	4,000,000
Michigan - 0.1%
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series LB 08 K21W, 2.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	2,910,000	2,910,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 2.98% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(d)	2,500,000	2,500,000
		5,410,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 0.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2004 B, 3.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	$ 1,735,000	$ 1,735,000
Nevada - 0.5%
Clark County Arpt. Rev. Series 2008 C1, 2.65%, LOC Bayerische Landesbank (UNGTD), VRDN (a)(d)	21,000,000	21,000,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Participating VRDN Series DBE 506, 2.47% (Liquidity Facility Deutsche Bank AG) (a)(d)(f)	4,205,000	4,205,000
		25,205,000
New York - 82.5%
Binghamton Gen. Oblig. BAN 2.75% 2/6/09	23,277,500	23,394,700
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 2.63%, LOC Regions Bank of Alabama, VRDN (a)(d)	315,000	315,000
(Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 2.55%, LOC HSBC Bank USA, VRDN (a)(d)	2,255,000	2,255,000
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 2.45%, LOC KeyBank NA, VRDN (a)	3,630,000	3,630,000
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 2.55%, LOC HSBC Bank USA, VRDN (a)(d)	10,115,000	10,115,000
Freeport Gen. Oblig. BAN Series B, 4.25% 5/9/08	4,371,000	4,371,463
Haverstraw BAN 2.5% 3/13/09	26,882,395	26,941,510
Haverstraw Stony Point Central School District Participating VRDN Series 08 D26, 2.82% (Liquidity Facility Wachovia Bank NA) (a)(f)	1,550,000	1,550,000
Hudson Falls Central School District BAN 4% 6/27/08	9,000,000	9,002,957
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN Series EGL 07 0030, 2.47% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	70,000,000	70,000,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series Austin 05 Q, 2.43% (Liquidity Facility Bank of America NA) (a)(f)	39,145,000	39,145,000
Series MS 2613, 2.48% (Liquidity Facility Morgan Stanley) (a)(f)	25,600,000	25,600,000
Series ROC II R 11413, 2.42% (Liquidity Facility Citibank NA) (a)(f)	11,060,000	11,060,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN Series ROC II R 12062, 2.48% (Liquidity Facility Citigroup, Inc.) (a)(f)	8,275,000	8,275,000
Series 2003 H, 2.6% (FSA Insured), VRDN (a)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Subseries 7A, 2.75% (MBIA Insured), VRDN (a)	$ 3,100,000	$ 3,100,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series ROC II R 12131, 2.49% (Liquidity Facility Bank of New York, New York) (a)(f)	8,415,000	8,415,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Cmnty., Inc. Proj.) 2.53%, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,990,000	1,990,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 2.75%, LOC HSBC Bank USA, VRDN (a)(d)	450,000	450,000
(AJL Manufacturing Proj.) Series 1996 A, 2.61%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	3,860,000	3,860,000
(Flower City Proj.) 2.81%, LOC KeyBank NA, VRDN (a)(d)	2,415,000	2,415,000
(Klein Steel Proj.) 2.53%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	7,885,000	7,885,000
Nassau Health Care Corp. Rev. Series 2004 C3, 2.6% (FSA Insured), VRDN (a)	6,200,000	6,200,000
New York City Gen. Oblig.:
Bonds:
Series 2001 F, 5% 8/1/08	1,000,000	1,006,782
Series 2004 G, 5% 8/1/08	5,110,000	5,127,220
Series 2004 I, 5% 8/1/08	6,370,000	6,391,466
Participating VRDN:
Series BA 08 1064, 2.43% (Liquidity Facility Bank of America NA) (a)(f)	5,950,000	5,950,000
Series Clipper 08 1, 2.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	18,695,000	18,695,000
Series MT 377, 2.4% (Liquidity Facility DEPFA BANK PLC) (a)(f)	19,230,000	19,230,000
Series PT 2480, 2.44% (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	18,205,000	18,205,000
Series PT 3333, 2.44% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	5,300,000	5,300,000
Series Putters 1299, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,330,000	5,330,000
Series Putters 1318, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,905,000	5,905,000
Series Putters 1341, 2.58% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,815,000	1,815,000
Series Putters 2204, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,815,000	6,815,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2207, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	$ 8,065,000	$ 8,065,000
Series Putters 2208, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,385,000	7,385,000
Series Putters 2392, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,385,000	6,385,000
Series Putters 2412, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,885,000	7,885,000
Series ROC II R 2138, 2.47% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,680,000	6,680,000
Series ROC II R 6041, 2.9% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,190,000	5,190,000
Series ROC II R 6081, 2.47% (Liquidity Facility Citigroup, Inc.) (a)(f)	7,980,000	7,980,000
Series ROC II R 8505, 2.47% (Liquidity Facility Citigroup, Inc.) (a)(f)	5,185,000	5,185,000
Series 1994 E3, 2.35%, LOC WestLB AG, VRDN (a)	9,035,000	9,035,000
Series 2002 A6, 2.4% (FSA Insured), VRDN (a)	2,700,000	2,700,000
Series 2004 H4, 2.35%, LOC Bank of New York, New York, VRDN (a)	4,655,000	4,655,000
Series 2006 E2, 2.4%, LOC Bank of America NA, VRDN (a)	4,900,000	4,900,000
Series 2006 E3, 2.37%, LOC Bank of America NA, VRDN (a)	7,260,000	7,260,000
Series 2006 I8, 2.55%, LOC Bank of America NA, VRDN (a)	8,000,000	8,000,000
Series 2008 J7, 2.31%, LOC Landesbank Baden-Wuert, VRDN (a)	15,900,000	15,900,000
Series H2, 2.29%, LOC Dexia Cr. Local de France, VRDN (a)	9,075,000	9,075,000
Series I-3, 2.53%, LOC Bank of America NA, VRDN (a)	13,850,000	13,850,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Bathgate Ave. Apts. Proj.) Series A, 2.63%, LOC KeyBank NA, VRDN (a)(d)	12,500,000	12,500,000
(Granite Terrace Apts.) Series A, 2.65%, LOC Citibank NA, VRDN (a)(d)	9,300,000	9,300,000
(Intervale Gardens Apts.) Series A, 2.65%, LOC Citibank NA, VRDN (a)(d)	8,100,000	8,100,000
(Pitt Street Residence Proj.) Series A, 2.63%, LOC JPMorgan Chase Bank, VRDN (a)(d)	31,000,000	31,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 2.75%, LOC JPMorgan Chase Bank, VRDN (a)(d)	10,600,000	10,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(270 East Burnside Avenue Apts.) Series A, 2.75%, LOC HSBC Bank USA, VRDN (a)(d)	$ 6,500,000	$ 6,500,000
(Beacon Mews Dev. Proj.) Series 2006 A, 2.75%, LOC Citibank NA, VRDN (a)(d)	2,600,000	2,600,000
(Courtland Avenue Apts. Proj.) Series A, 2.7%, LOC Fannie Mae, VRDN (a)(d)	7,905,000	7,905,000
(East 165th Street Proj.) Series A, 2.63%, LOC Citibank NA, VRDN (a)(d)	2,665,000	2,665,000
(First Avenue Dev. Proj.) Series A, 2.52%, LOC Fannie Mae, VRDN (a)(d)	18,000,000	18,000,000
(Manhattan Court Dev. Proj.) Series A, 2.63%, LOC Citibank NA, VRDN (a)(d)	13,530,000	13,530,000
(Morris Ave. Apts. Proj.) Series A, 2.63%, LOC HSBC Bank USA, VRDN (a)(d)	21,000,000	21,000,000
(Nagle Courtyard Apts. Proj.) Series A, 2.63%, LOC Bank of America NA, VRDN (a)(d)	4,100,000	4,100,000
(Ogden Avenue Apts. Proj.) Series A, 2.63%, LOC Bank of America NA, VRDN (a)(d)	4,575,000	4,575,000
(Related-Upper East Proj.) Series A, 2.75%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	61,600,000	61,600,000
(State Renaissance Court Proj.) Series A, 2.6%, LOC Freddie Mac, VRDN (a)(d)	26,500,000	26,500,000
(West 48th Street Dev. Proj.) Series 2001 A, 2.52%, LOC Fannie Mae, VRDN (a)(d)	19,000,000	19,000,000
Series A, 2.6%, LOC JPMorgan Chase Bank, VRDN (a)(d)	29,650,000	29,650,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 2.5%, LOC Fannie Mae, VRDN (a)(d)	16,200,000	16,200,000
(Morris Avenue Apts. Proj.) Series A, 2.5%, LOC Fannie Mae, VRDN (a)(d)	17,200,000	17,200,000
(One Columbus Place Dev. Proj.) Series A, 2.5%, LOC Fannie Mae, VRDN (a)(d)	25,700,000	25,700,000
(Related-Tribeca Tower Proj.) Series 1997 A, 2.6%, LOC Fannie Mae, VRDN (a)(d)	30,600,000	30,600,000
(Rivereast Apts. Proj.) Series A, 2.6%, LOC Freddie Mac, VRDN (a)(d)	30,000,000	30,000,000
(Sierra Dev. Proj.) Series A, 2.5%, LOC Fannie Mae, VRDN (a)(d)	14,730,000	14,730,000
(West 43rd Street Proj.) Series 1999 A, 2.52%, LOC Fannie Mae, VRDN (a)(d)	14,200,000	14,200,000
(West End Towers Proj.) Series 2004 A, 2.5%, LOC Fannie Mae, VRDN (a)(d)	96,285,000	96,285,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
Series 2001 A, 2.5%, LOC Fannie Mae, VRDN (a)(d)	$ 60,595,000	$ 60,595,000
Series 2002 A, 2.52%, LOC Fannie Mae, VRDN (a)(d)	12,500,000	12,500,000
Series 2007 E2, 2.45%, LOC Bank of America NA, VRDN (a)(d)	29,215,000	29,215,000
Series 2008 A, 2.55% (Liquidity Facility Freddie Mac), VRDN (a)(d)	18,475,000	18,475,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 2.5%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
(French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States Proj.) 2.51%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,150,000	2,150,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg. Proj.) 2.61%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	1,200,000	1,200,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
(Korean Airlines Proj.) Series 1997 B, 2.56%, LOC HSBC Bank USA, VRDN (a)(d)	6,100,000	6,100,000
(New York Stock Exchange Proj.) Series 2004 B, 2.39%, LOC Bank of America NA, VRDN (a)	2,545,000	2,545,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 2.43% (Liquidity Facility Bank of America NA) (a)(f)	23,187,000	23,187,000
Series BA 08 1081, 2.43% (Liquidity Facility Bank of America NA) (a)(f)	12,560,000	12,560,000
Series EGL 06 69 Class A, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	22,570,000	22,570,000
Series EGL 07 0157, 2.41% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	7,000,000	7,000,000
Series Floaters 2553, 2.46% (Liquidity Facility Morgan Stanley) (a)(f)	3,000,000	3,000,000
Series MS 06 1351, 2.41% (Liquidity Facility Morgan Stanley) (a)(f)	8,030,000	8,030,000
Series MS 06 1470, 2.41% (Liquidity Facility Morgan Stanley) (a)(f)	7,500,000	7,500,000
Series MS 06 1607, 2.46% (Liquidity Facility DEPFA BANK PLC) (a)(f)	8,925,000	8,925,000
Series MS 726X, 2.46% (Liquidity Facility Morgan Stanley) (a)(f)	15,500,000	15,500,000
Series PA 1327, 2.44% (Liquidity Facility Bank of New York, New York) (a)(f)	40,780,000	40,780,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series PA 921, 2.44% (Liquidity Facility Bank of New York, New York) (a)(f)	$ 23,300,000	$ 23,300,000
Series PT 06 3385, 2.44% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,475,000	3,475,000
Series PT 3992, 2.44% (Liquidity Facility Wells Fargo & Co.) (a)(f)	5,995,000	5,995,000
Series Putters 2464, 2.51% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(f)	3,200,000	3,200,000
Series Putters 2743, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,000,000	4,000,000
Series Putters 620, 2.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	7,785,000	7,785,000
Series Putters 622, 2.68% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,860,000	8,860,000
Series ROC II R 10089, 2.42% (Liquidity Facility Citibank NA) (a)(f)	11,545,000	11,545,000
Series ROC II R 12058, 2.47% (Liquidity Facility Citigroup, Inc.) (a)(f)	29,700,000	29,700,000
Series ROC II R 406, 2.42% (Liquidity Facility Citibank NA) (a)(f)	24,550,000	24,550,000
Series ROC II R 441, 2.42% (Liquidity Facility Citibank NA) (a)(f)	3,200,000	3,200,000
Series 2006 AA1, 2.5% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	43,500,000	43,500,000
Series 2008 B2, 2.5% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	31,800,000	31,800,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 06 0149, 2.48% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(f)	19,000,000	19,000,000
Series EGL 07 0014, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	12,000,000	12,000,000
Series EGL 07 0029, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	26,600,000	26,600,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series C:
5% 5/1/18 (Pre-Refunded to 5/1/08 @ 101) (e)	3,270,000	3,302,700
5% 5/1/29 (Pre-Refunded to 5/1/09 @ 101) (e)	5,930,000	6,184,046
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1079, 2.43% (Liquidity Facility Bank of America NA) (a)(f)	$ 5,000,000	$ 5,000,000
Series EGL 01 3202 Class A, 2.43% (Liquidity Facility Citibank NA) (a)(f)	3,300,000	3,300,000
Series EGL 07 0024, 2.41% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(f)	19,700,000	19,700,000
Series Floaters 2556, 2.41% (Liquidity Facility Morgan Stanley) (a)(f)	1,000	1,000
Series MS 01 536, 2.46% (Liquidity Facility Morgan Stanley) (a)(f)	14,725,000	14,725,000
Series MS 01 698, 2.46% (Liquidity Facility Morgan Stanley) (a)(f)	10,608,000	10,608,000
Series MS 06 1401, 2.41% (Liquidity Facility Morgan Stanley) (a)(f)	4,760,000	4,760,000
Series MS 06 2062, 2.41% (Liquidity Facility Morgan Stanley) (a)(f)	6,348,000	6,348,000
Series PT 1399, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	19,050,000	19,050,000
Series PT 1839, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	14,455,000	14,455,000
Series PT 2018, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,315,000	8,315,000
Series Putters 2222, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,300,000	7,300,000
Series Putters 2256, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,915,000	8,915,000
Series Putters 305, 2.43% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	9,855,000	9,855,000
Series Putters 307, 2.43% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,995,000	4,995,000
Series ROC II R 10086, 2.42% (Liquidity Facility Citibank NA) (a)(f)	11,745,000	11,745,000
Series ROC II R 10130, 2.42% (Liquidity Facility Citibank NA) (a)(f)	6,725,000	6,725,000
Series ROC II R 12033, 2.49% (Liquidity Facility Citigroup, Inc.) (a)(f)	9,605,000	9,605,000
Series ROC II R 3003, 2.9% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,575,000	6,575,000
Series ROC II R 4052, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(f)	16,960,000	16,960,000
Series 2003 1D, 2.52% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	29,640,000	29,640,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 2C, 2.65% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	$ 28,150,000	$ 28,150,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 2.47% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	11,000,000	11,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series ROC II R 12040, 2.43% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,500,000	6,500,000
Series ROC II R 12061, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(f)	19,000,000	19,000,000
Series ROC II R 12106, 2.41% (Liquidity Facility Citibank NA) (a)(f)	7,900,000	7,900,000
Series ROC II R 12121, 2.42% (Liquidity Facility Citibank NA) (a)(f)	6,000,000	6,000,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 06 0138, 2.43% (Liquidity Facility Citibank NA) (a)(f)	5,000,000	5,000,000
Series EGL 07 0002, 2.41% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(f)	35,000,000	35,000,000
Series EGL 07 0003, 2.41% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(f)	30,560,000	30,560,000
Series LB 08 K22W, 2.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	3,100,000	3,100,000
Series MS 1959, 2.91% (Liquidity Facility Morgan Stanley) (a)(f)	20,835,000	20,835,000
Series MT 409, 2.41% (Liquidity Facility Svenska Handelsbanken AB) (a)(f)	3,690,000	3,690,000
Series PA 781R, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,655,000	6,655,000
Series Putters 1187, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	14,035,000	14,035,000
Series Putters 2132, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,985,000	8,985,000
Series ROC II R 10155, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(f)	4,305,000	4,305,000
Series SGA 01 132, 2.75% (Liquidity Facility Societe Generale) (a)(f)	2,000,000	2,000,000
Series F2A, 2.7% (FSA Insured), VRDN (a)	63,875,000	63,875,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Merlots B20, 2.82% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,675,000	8,675,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN: - continued
Series Putters 1372, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	$ 1,850,000	$ 1,850,000
Series Putters 2136, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,640,000	4,640,000
Series Putters 613, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,890,000	5,890,000
New York Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN Series ROC II R 10070, 2.48% (Liquidity Facility Citibank NA) (a)(f)	9,500,000	9,500,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 2.42% (Liquidity Facility Citibank NA) (a)(f)	5,080,000	5,080,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 2.55%, LOC Fannie Mae, VRDN (a)(d)	11,500,000	11,500,000
Series 1999 A, 2.55%, LOC Fannie Mae, VRDN (a)(d)	48,800,000	48,800,000
Series 2000 A, 2.55%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 2.55%, LOC Fannie Mae, VRDN (a)(d)	8,200,000	8,200,000
Series 2001 A, 2.55%, LOC Fannie Mae, VRDN (a)(d)	2,300,000	2,300,000
(1500 Lexington Avenue Proj.) Series A, 2.87%, LOC Fannie Mae, VRDN (a)(d)	8,575,000	8,575,000
(17th Street Hsg. Proj.) Series A, 2.54%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	109,500,000	109,500,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 2.52%, LOC Fannie Mae, VRDN (a)(d)	81,700,000	81,700,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 2.6%, LOC Fannie Mae, VRDN (a)(d)	8,100,000	8,100,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 2.54%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,600,000	5,600,000
Series 2002 A, 2.52%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	1,800,000	1,800,000
Series 2004 A, 2.52%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	2,200,000	2,200,000
(455 West 37th Street Hsg. Proj.) Series A, 2.54%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	107,675,000	107,675,000
(600 West 42nd Street Hsg. Proj.) Series A, 2.55%, LOC Bank of New York, New York, VRDN (a)(d)	219,100,000	219,100,001
(66 West 38th Street Hsg. Proj.) Series A:
2.55%, LOC Fannie Mae, VRDN (a)(d)	4,700,000	4,700,000
2.55%, LOC Fannie Mae, VRDN (a)(d)	34,500,000	34,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(70 Battery Place Hsg. Proj.) Series 1999 A, 2.5%, LOC Fannie Mae, VRDN (a)(d)	$ 10,000,000	$ 10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 2.75%, LOC Fannie Mae, VRDN (a)(d)	34,500,000	34,500,000
Series 1999 A, 2.75%, LOC Fannie Mae, VRDN (a)(d)	13,300,000	13,300,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 2.5%, LOC Fannie Mae, VRDN (a)(d)	22,400,000	22,400,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 2.5%, LOC Freddie Mac, VRDN (a)(d)	51,000,000	51,000,000
(Avalon Chrystie Place I Hsg. Proj.) 2.5%, LOC Freddie Mac, VRDN (a)(d)	57,100,000	57,100,000
(Clinton Green North Hsg. Proj.):
Series 2006 A, 2.75%, LOC Bank of America NA, VRDN (a)(d)	43,000,000	43,000,000
Series A, 2.75%, LOC Bank of America NA, VRDN (a)(d)	58,000,000	57,994,279
(Clinton Green South Hsg. Proj.) Series A, 2.75%, LOC Bank of America NA, VRDN (a)(d)	75,000,000	75,000,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 2.75%, LOC Fannie Mae, VRDN (a)(d)	16,000,000	16,000,000
Series 2000 A, 2.75%, LOC Fannie Mae, VRDN (a)(d)	18,000,000	18,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 2.5%, LOC Freddie Mac, VRDN (a)(d)	6,255,000	6,255,000
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 2.6%, LOC Fannie Mae, VRDN (a)(d)	33,530,000	33,530,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 2.5%, LOC Freddie Mac, VRDN (a)(d)	28,570,000	28,570,000
(Parkledge Apts. Hsg. Proj.) Series A, 2.6%, LOC Freddie Mac, VRDN (a)(d)	9,000,000	9,000,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 2.75%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	65,000,000	65,000,000
(Reverend Polite Ave. Apt. Hsg. Proj.) 2.63%, LOC Fannie Mae, VRDN (a)(d)	7,435,000	7,435,000
(Sea Park East Hsg. Proj.) Series 2004 A, 2.63%, LOC Freddie Mac, VRDN (a)(d)	17,100,000	17,100,000
(Sea Park West Hsg. Proj.) 2.63%, LOC Freddie Mac, VRDN (a)(d)	14,400,000	14,400,000
(South Cove Plaza Proj.) Series A, 2.87%, LOC Freddie Mac, VRDN (a)(d)	12,100,000	12,100,000
(Talleyrand Crescent Hsg. Proj.) Series A, 2.6%, LOC Fannie Mae, VRDN (a)(d)	11,300,000	11,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 2.7%, LOC Freddie Mac, VRDN (a)(d)	$ 44,000,000	$ 44,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 2.7%, LOC Freddie Mac, VRDN (a)(d)	69,800,000	69,800,000
(Tribeca Park Proj.) Series 1997 A, 2.6%, LOC Fannie Mae, VRDN (a)(d)	14,700,000	14,700,000
(Union Square South Proj.) Series 1996 A, 2.6%, LOC Fannie Mae, VRDN (a)(d)	26,300,000	26,300,000
(West 20th Street Proj.) Series A, 2.5%, LOC Fannie Mae, VRDN (a)(d)	32,000,000	32,000,000
(West 23rd Street Hsg. Proj.) 2.55%, LOC Fannie Mae, VRDN (a)(d)	14,500,000	14,500,000
(West 38th Street Hsg. Proj.) Series A, 2.55%, LOC Fannie Mae, VRDN (a)(d)	23,200,000	23,200,000
(Worth Street Hsg. Proj.) Series A, 2.7%, LOC Fannie Mae, VRDN (a)(d)	2,000,000	2,000,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 2.7%, LOC Landesbank Hessen-Thuringen, VRDN (a)	26,200,000	26,200,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN:
Series EGL 06 0133, 2.48% (Liquidity Facility Citibank NA) (a)(f)	27,980,000	27,980,000
Series EGL 06 0147, 2.7% (Liquidity Facility Citibank NA) (a)(f)	9,105,000	9,105,000
Series ROC II R 10121, 2.8% (Liquidity Facility Citibank NA) (a)(f)	6,860,000	6,860,000
Series ROC II R 10141, 2.75% (Liquidity Facility Citibank NA) (a)(f)	4,600,000	4,600,000
Series ROC II R 10290, 2.47% (Liquidity Facility Citigroup, Inc.) (a)(f)	17,800,000	17,800,000
New York Metropolitan Trans. Auth. Rev.:
Participating VRDN:
Series MS 08 2312, 2.46% (Liquidity Facility Morgan Stanley) (a)(f)	2,575,000	2,575,000
Series Putters 2637, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,295,000	10,295,000
Series ROC II R 12047, 2.48% (Liquidity Facility Citigroup, Inc.) (a)(f)	28,000,000	28,000,000
Series 2002 D2, 2.3% (FSA Insured), VRDN (a)	8,230,000	8,230,000
Series 2002 G2, 3.4% (AMBAC Insured), VRDN (a)	40,930,000	40,930,000
New York Mtg. Agcy. Homeowner Mtg. Rev. Participating VRDN Series LB 06 K67, 3.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	11,610,000	11,610,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 2.82% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 1,870,000	$ 1,870,000
Series Putters 1333, 2.61% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	9,925,000	9,925,000
Series ROC II R 181, 2.51% (Liquidity Facility Citibank NA) (a)(d)(f)	10,690,000	10,690,000
Series ROC II R 404, 2.51% (Liquidity Facility Citibank NA) (a)(d)(f)	2,820,000	2,820,000
Series 115, 2.63% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	9,650,000	9,650,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series Putters 2739, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	5,000,000	5,000,000
Series Putters 599, 2.58% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,745,000	3,745,000
Series ROC II R 12134, 2.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(f)	10,400,000	10,400,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series 2004 C3, 2.75%, LOC Citibank NA, VRDN (a)(d)	2,600,000	2,600,000
New York State Gen. Oblig. Bonds Series 2008 A, 2.5% 3/1/09	14,695,000	14,768,400
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series ROC II R 10306, 2.47% (Liquidity Facility Citibank NA) (a)(f)	19,800,000	19,800,000
Series ROC II R 12090, 2.47% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(f)	4,750,000	4,750,000
Series ROC II R 12183, 2.48% (Liquidity Facility Citigroup, Inc.) (a)(f)	6,960,000	6,960,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 2.46% (Liquidity Facility Morgan Stanley) (a)(f)	2,460,000	2,460,000
Series Putters 2032, 2.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	9,530,000	9,530,000
Series Putters 330, 2.58% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	12,865,000	12,865,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN Series Putters 1186, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,215,000	6,215,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Bonds Series A, 5.25%, tender 1/1/09 (a)	$ 42,205,000	$ 43,169,235
New York Urban Dev. Corp. Rev. Participating VRDN:
Series MS 08 2349, 2.41% (Liquidity Facility Morgan Stanley) (a)(f)	3,950,000	3,950,000
Series PT 4497, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,415,000	5,415,000
Series Putters 2283, 2.58% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,490,000	7,490,000
Series Putters 2750, 2.67% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,655,000	5,655,000
Series ROC II R 1094, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(f)	3,000,000	3,000,000
Niskayuna Central School District BAN 4% 5/15/08	12,600,000	12,601,533
Oceanside Union Free School District TAN 4.25% 6/24/08	12,000,000	12,009,380
Oneida County Gen. Oblig. BAN 2.25% 4/15/09	21,385,000	21,517,500
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 2.58%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	5,355,000	5,355,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 1997 A, 2.48%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,860,000	4,860,000
Phoenix Central School District BAN 3.75% 12/18/08	17,000,000	17,077,038
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 2.6%, LOC Citibank NA, VRDN (a)(d)	2,280,000	2,280,000
Rochester Gen. Oblig.:
Bonds 3% 10/1/08 (FSA Insured)	4,120,000	4,139,961
BAN:
Series I, 2.5% 2/27/09	52,200,000	52,479,008
4% 10/17/08	22,220,000	22,278,494
Schenectady Gen. Oblig. BAN:
4% 5/23/08	6,900,000	6,901,119
4% 5/23/08	12,015,000	12,016,948
Spencerport Central School District BAN 4% 10/2/08	11,125,034	11,146,707
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 2.91%, LOC KeyBank NA, VRDN (a)	325,000	325,000
Tobacco Settlement Fing. Corp. Bonds:
Series A1, 5% 6/1/08	18,320,000	18,367,352
Series B1, 5% 6/1/08	4,325,000	4,336,179
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 2.53%, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,515,000	12,515,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series PA 1070, 2.45% (Liquidity Facility Bank of New York, New York) (a)(f)	$ 15,995,000	$ 15,995,000
Series PA 1074, 2.45% (Liquidity Facility Bank of New York, New York) (a)(f)	17,400,000	17,400,000
Series PA 948, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	17,590,000	17,590,000
Series PA 956, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,995,000	8,995,000
Series PT 1092, 2.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,495,000	7,495,000
Series ROC II R 1008, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(f)	7,390,000	7,390,000
Series ROC II R 10272, 2.47% (Liquidity Facility Citigroup, Inc.) (a)(f)	8,500,000	8,500,000
Series ROC II R 10303, 2.51% (Liquidity Facility Citigroup, Inc.) (a)(f)	4,980,000	4,980,000
Series 2002 F, 2.6% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	51,265,000	51,265,000
Series 2005 B2, 2.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	62,215,000	62,215,000
Ulster County Gen. Oblig. BAN 3.75% 11/21/08	11,239,280	11,264,714
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 2.58%, LOC Manufacturers & Traders Trust Co., VRDN (a)(d)	820,000	820,000
Upstate Telecommunications Corp. Rev. 2.48%, LOC Manufacturers & Traders Trust Co., VRDN (a)	14,505,000	14,505,000
Webster Central School District BAN 4% 10/10/08	16,000,000	16,038,276
		4,465,947,968
New York & New Jersey - 8.7%
Port Auth. of New York & New Jersery Participating VRDN Series WF 08 2C, 2.52% (Liquidity Facility Wells Fargo & Co.) (a)(d)(f)	8,710,000	8,710,000
Port Auth. of New York & New Jersey:
Bonds 138th Series, 4% 12/1/08 (d)	1,500,000	1,517,339
Participating VRDN:
Series BA 08 1055, 2.47% (Liquidity Facility Bank of America NA) (a)(d)(f)	12,860,000	12,860,000
Series BA 08 1067, 2.47% (Liquidity Facility Bank of America NA) (a)(d)(f)	14,970,000	14,970,000
Series DB 523, 2.47% (Liquidity Facility Deutsche Bank AG) (a)(d)(f)	4,135,000	4,135,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series DB 636, 2.46% (Liquidity Facility Deutsche Bank AG) (a)(d)(f)	$ 8,700,000	$ 8,700,000
Series EGL 06 107 Class A, 2.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	77,600,000	77,600,000
Series EGL 07 0047, 2.54% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)(f)	24,800,000	24,800,000
Series EGL 07 0110, 2.45% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(f)	12,000,000	12,000,000
Series GS 08 12, 2.46% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)(f)	36,020,000	36,020,000
Series MS 2642, 2.48% (Liquidity Facility Morgan Stanley) (a)(d)(f)	27,160,000	27,160,000
Series MS 2660, 2.48% (Liquidity Facility Morgan Stanley) (a)(d)(f)	6,960,000	6,960,000
Series MS 2669, 2.77% (Liquidity Facility Morgan Stanley) (a)(d)(f)	13,390,000	13,390,000
Series MT 338, 2.45% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	41,960,000	41,960,000
Series MT 437, 2.46% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	15,810,000	15,810,000
Series PA 1365, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,570,000	9,570,000
Series PA 1377 R, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	6,500,000	6,500,000
Series PT 1269, 2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,900,000	4,900,000
Series PT 3813, 2.49% (Liquidity Facility Dexia Cr. Local de France) (a)(d)(f)(g)	13,900,000	13,900,000
Series PT 4109, 2.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	13,995,000	13,995,000
Series Putters 1546, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	9,400,000	9,400,000
Series ROC II R 12041, 2.59% (Liquidity Facility Citigroup, Inc.) (a)(d)(f)	11,560,000	11,560,000
Series ROC II R 12169, 2.47% (Liquidity Facility Bank of New York, New York) (a)(f)	7,900,000	7,900,000
Series ROC II R 238, 2.99% (Liquidity Facility Citibank NA) (a)(d)(f)	6,705,000	6,705,000
Series ROC II R 2575, 2.44% (Liquidity Facility Morgan Stanley) (a)(d)(f)	12,400,000	12,400,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 9206, 2.51% (Liquidity Facility Citigroup, Inc.) (a)(d)(f)	$ 4,090,000	$ 4,090,000
Series 1991 2, 2.51%, VRDN (a)(d)(g)	6,400,000	6,400,000
Series 2001 2, 2.57%, VRDN (a)(d)	11,500,000	11,500,000
Series 2004 3, 2.49%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 2.57%, VRDN (a)(d)	3,540,000	3,540,000
Series A:
1.65% 6/5/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	9,800,000	9,800,000
1.7% 6/5/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	13,100,000	13,100,000
1.7% 6/5/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	11,400,000	11,400,000
		468,617,339
North Carolina - 0.3%
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 2.44% (Liquidity Facility Bank of America NA) (a)(f)	9,760,000	9,760,000
Piedmont Triad Arpt. Auth. Series 2008 A, 2.45%, LOC Branch Banking & Trust Co., VRDN (a)	5,000,000	5,000,000
		14,760,000
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3%, VRDN (a)	1,000,000	1,000,000
Pennsylvania - 0.1%
Manheim Township School District 2.45% (FSA Insured), VRDN (a)	2,190,000	2,190,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 84D, 2.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	6,000,000	6,000,000
		8,190,000
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series Merlots 07 C63, 2.8% (Liquidity Facility Bank of New York, New York) (a)(f)	3,700,000	3,700,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series MS 08 2481, 2.49% (Liquidity Facility Morgan Stanley) (a)(f)	22,745,000	22,745,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series ROC II R 12028, 2.41% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	$ 8,345,000	$ 8,345,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 2.48% (Liquidity Facility DEPFA BANK PLC) (a)(f)	29,500,000	29,500,000
		64,290,000
Rhode Island - 0.2%
Rhode Island Hsg. & Mtg. Fin. Corp. (Homeownership Opportunity Prog.) Series 95 C, 2.5% (Liquidity Facility Bank of America NA), VRDN (a)(d)	12,500,000	12,500,000
Texas - 0.2%
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Series 2007 A, 2.65% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(d)	5,430,000	5,430,000
Texas Gen. Oblig. Series IIB, 3.08% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	5,000,000	5,000,000
		10,430,000
Washington - 0.5%
Port of Tacoma Rev. 2.95%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)(d)	15,000,000	15,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series A, 2.5%, LOC Fannie Mae, VRDN (a)(d)	14,630,000	14,630,000
		29,630,000
Wisconsin - 0.0%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series C, 2.55%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,150,000	2,150,000
	Shares
Other - 0.6%
Fidelity Municipal Cash Central Fund, 2.64% (b)(c)	30,609,000	30,609,000
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $5,181,674,307)		5,181,674,307
NET OTHER ASSETS - 4.3%		232,827,630
NET ASSETS - 100%		$ 5,414,501,937
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,505,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Gen. Oblig. Participating VRDN Series PT 2480, 2.44% (Liquidity Facility Dexia Cr. Local de France)	3/2/05 - 4/24/08	$ 18,205,000
Port Auth. of New York & New Jersey: Participating VRDN Series PT 3813, 2.49% (Liquidity Facility Dexia Cr. Local de France)	1/4/07	$ 13,900,000
Series 1991 2, 2.51%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 43,800
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,181,674,307	$ 30,609,000	$ 5,151,065,307	$ -
Income Tax Information
At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,181,674,307.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

New York AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2008

1.800352.104

SNM-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Merlots 08 D86, 2.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 2,770,000	$ 2,770,000
California - 0.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2004 B, 3.25% (AMBAC Insured), VRDN (a)	20,000,000	20,000,000
Florida - 0.1%
Orlando & Orange County Expressway Auth. Rev. Series 2003 C3, 2.38% (FSA Insured), VRDN (a)	4,000,000	4,000,000
Massachusetts - 0.6%
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev. Series B, 6.25% (AMBAC Insured), VRDN (a)	20,500,000	20,500,000
Michigan - 0.1%
Forest Hills Pub. Schools Participating VRDN Series Putters 2670, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,290,000	5,290,000
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev.:
Bonds Series B-2, 5% 1/1/09	3,600,000	3,676,002
Series A:
1.65% 6/5/08, CP	5,000,000	5,000,000
2.15% 6/5/08, CP	2,000,000	2,000,000
		10,676,002
New York - 90.1%
Albany City School District:
RAN 2.25% 10/10/08	13,000,000	13,031,878
TAN 2.25% 10/10/08	5,450,000	5,463,364
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series C, 2.38%, LOC Bank of America NA, VRDN (a)	2,160,000	2,160,000
Arlington Central School District BAN 4.25% 5/16/08	16,000,000	16,003,513
Babylon Union Free School District TAN 4.25% 6/27/08	3,500,000	3,503,008
Binghamton Gen. Oblig. BAN 2.75% 1/30/09	3,970,000	3,989,544
Canandaigua School District BAN Series A, 4% 6/17/08	6,177,677	6,180,046
Carthage Central School District BAN 4.25% 8/8/08	13,000,000	13,017,265
Central Islip Union Free School District Bonds 4.25% 6/30/08	22,000,000	22,019,127
Commack Union Free School District TAN 4.25% 6/30/08	10,000,000	10,009,367
East Syracuse-Minoa Central School District BAN 4.25% 6/27/08	10,433,000	10,441,293
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 2.42%, LOC RBS Citizens NA, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. Participating VRDN Series Putters 2090, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 3,200,000	$ 3,200,000
Hampton Bays Union Free School District TAN 4.25% 6/26/08	8,000,000	8,007,147
Horseheads Central School District BAN 4% 10/10/08	13,650,000	13,683,260
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN Series EGL 07 0030, 2.47% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	110,000,000	109,999,999
Ithaca Gen. Oblig. BAN 3.25% 1/16/09	13,130,888	13,174,382
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 2.48%, LOC Manufacturers & Traders Trust Co., VRDN (a)	10,525,000	10,525,000
Liberty Dev. Corp. Rev.:
Participating VRDN:
Series Austin 05 Q, 2.43% (Liquidity Facility Bank of America NA) (a)(c)	17,100,000	17,100,000
Series MS 06 2250, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	70,000,000	70,000,000
Series MS 1207, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	8,000,000	8,000,000
Series MS 1251, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	1,940,000	1,940,000
Series MS 2613, 2.48% (Liquidity Facility Morgan Stanley) (a)(c)	16,600,000	16,600,000
Series ROC II R 11092, 2.42% (Liquidity Facility Citibank NA) (a)(c)	6,560,000	6,560,000
(377 Greenwich LLC Proj.) 2.4%, LOC Wells Fargo Bank NA, VRDN (a)	4,475,000	4,475,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series A:
5.125% 12/1/22 (Pre-Refunded to 6/1/08 @ 101) (b)	1,600,000	1,620,759
5.75% 12/1/24 (Pre-Refunded to 6/1/08 @ 101) (b)	4,000,000	4,046,489
Participating VRDN Series SG 125, 2.44% (Liquidity Facility Societe Generale) (a)(c)	5,200,000	5,200,000
Series 2003 E, 2.4% (FSA Insured), VRDN (a)	6,455,000	6,455,000
Series 2003 G, 2.43% (FSA Insured), VRDN (a)	3,825,000	3,825,000
Series 2003 H, 2.6% (FSA Insured), VRDN (a)	4,225,000	4,225,000
Subseries 7A, 2.75% (MBIA Insured), VRDN (a)	2,200,000	2,200,000
Metropolitan Trans. Auth. Svc. Contract Rev. Bonds Series B, 5% 1/1/09	5,000,000	5,103,513
Middle Country Century School District Centereach TAN 4.25% 6/30/08	5,000,000	5,004,846
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 2.5%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,675,000	$ 1,675,000
Mount Sinai Union Free School District TAN 4.25% 6/30/08	11,000,000	11,009,555
Nassau County Interim Fin. Auth. Series 2002 B, 2.6% (FSA Insured), VRDN (a)	24,720,000	24,720,000
Nassau Health Care Corp. Rev.:
Series 2004 C1, 2.3% (FSA Insured), VRDN (a)	2,275,000	2,275,000
Series 2004 C2, 2.35% (FSA Insured), VRDN (a)	20,295,000	20,295,000
Series 2004 C3, 2.6% (FSA Insured), VRDN (a)	7,300,000	7,300,000
New York Participating VRDN Series LB 06 P36, 2.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	17,000,000	17,000,000
New York City Gen. Oblig.:
Bonds:
Series 2004 G, 5% 8/1/08	2,500,000	2,510,358
Series H, 4% 8/1/08	2,100,000	2,105,549
Participating VRDN:
Series Austin 173, 2.43% (Liquidity Facility Bank of America NA) (a)(c)	58,918,000	58,918,000
Series BA 1052, 2.43% (Liquidity Facility Bank of America NA) (a)(c)	12,895,000	12,895,000
Series Merlots 08 D87, 2.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,000,000	2,000,000
Series MS 06 2010, 2.41% (Liquidity Facility DEPFA BANK PLC) (a)(c)	31,365,000	31,365,000
Series MS 06 2260, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)(d)	13,900,000	13,900,000
Series MT 377, 2.4% (Liquidity Facility DEPFA BANK PLC) (a)(c)	9,900,000	9,900,000
Series PT 2217, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,305,000	5,305,000
Series PT 2544, 2.44% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	16,225,000	16,225,000
Series PT 2848, 2.44% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	8,795,000	8,795,000
Series PT 962, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	2,000,000	2,000,000
Series Putters 1299, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,665,000	10,665,000
Series Putters 1318, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,975,000	3,975,000
Series Putters 1341, 2.58% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2204, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 6,790,000	$ 6,790,000
Series Putters 2208, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,670,000	5,670,000
Series Putters 2279, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,175,000	11,175,000
Series Putters 2467, 2.51% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	2,600,000	2,600,000
Series 03 C5, 2.45%, LOC Bank of New York, New York, VRDN (a)	7,180,000	7,180,000
Series 1994 A4, 2.4%, LOC WestLB AG, VRDN (a)	2,425,000	2,425,000
Series 1995 B8, 2.6%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	4,965,000	4,965,000
Series 1995 F4, 2.6%, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,100,000	3,100,000
Series 1995 F5, 2.6%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	4,370,000	4,370,000
Series 1996 J2, 2.9%, LOC WestLB AG, VRDN (a)	25,500,000	25,500,000
Series 2002 A6, 2.4% (FSA Insured), VRDN (a)	7,575,000	7,575,000
Series 2003 C2, 2.6%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	27,215,000	27,215,000
Series 2003 C4, 2.45%, LOC BNP Paribas SA, VRDN (a)	26,550,000	26,550,000
Series 2003 G2, 2.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	1,935,000	1,935,000
Series 2003 G3, 2.7%, LOC WestLB AG, VRDN (a)	2,800,000	2,800,000
Series 2004 A3, 2.6%, LOC BNP Paribas SA, VRDN (a)	5,575,000	5,575,000
Series 2004 A6, 2.45%, LOC Landesbank Baden-Wuert, VRDN (a)	27,790,000	27,790,000
Series 2004 H1, 2.4%, LOC Bank of New York, New York, VRDN (a)	12,355,000	12,355,000
Series 2004 H2 2.46%, LOC Bank of New York, New York, VRDN (a)	4,625,000	4,625,000
Series 2004 H6, 2.4%, LOC Bank of America NA, VRDN (a)	31,620,000	31,620,000
Series 2004 H8, 2.43%, LOC WestLB AG, VRDN (a)	13,850,000	13,850,000
Series 2006 E3, 2.37%, LOC Bank of America NA, VRDN (a)	12,050,000	12,050,000
Series 2006 E4, 2.28%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
Series 2008 J10, 2.05% (Liquidity Facility BNP Paribas SA), VRDN (a)	11,110,000	11,110,000
Series 2008 J3, 2.5%, LOC Allied Irish Banks PLC, VRDN (a)	7,800,000	7,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J9, 2.31% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	$ 12,500,000	$ 12,500,000
Series 2008 L3, 2.4% (Liquidity Facility Bank of America NA), VRDN (a)	25,000,000	25,000,000
Series H3, 2.35% (FSA Insured), VRDN (a)	4,600,000	4,600,000
Series I5, 2.5%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	5,100,000	5,100,000
Series I6, 2.5%, LOC California Teachers Retirement Sys., VRDN (a)	5,355,000	5,355,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 2.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,705,000	14,705,000
(Columbus Apts. Proj.) Series A, 2.5%, LOC Fannie Mae, VRDN (a)	9,925,000	9,925,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 2.6%, LOC Fannie Mae, VRDN (a)	5,520,000	5,520,000
(James Tower Dev. Proj.) Series 2002 A, 2.4%, LOC Fannie Mae, VRDN (a)	4,360,000	4,360,000
(Related-Carnegie Park Proj.) Series 1997 A, 2.5%, LOC Fannie Mae, VRDN (a)	18,555,000	18,555,000
(Related-Monterey Proj.) Series 1997 A, 2.5%, LOC Fannie Mae, VRDN (a)	28,815,000	28,815,000
New York City Hsg. Dev. Corp. Residential Rev.:
(Montefiore Med. Ctr. Proj.) Series 1993 A, 2.45%, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
(Queens College Residences Proj.) Series 2008 A, 2.3%, LOC RBS Citizens NA, VRDN (a)	17,000,000	17,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 2.5%, LOC JPMorgan Chase Bank, VRDN (a)	4,300,000	4,300,000
(American Society for Technion Proj.) Series 2003, 2.46%, LOC Allied Irish Banks PLC, VRDN (a)	3,975,000	3,975,000
(Mercy College Proj.) Series A, 2.45%, LOC KeyBank NA, VRDN (a)	6,000,000	6,000,000
(Planned Parenthood Proj.) 2.39%, LOC Bank of America NA, VRDN (a)	1,190,000	1,190,000
(Sephardic Cmnty. Youth Ctr. Proj.) 2.48%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,000,000	5,000,000
(The Birch Wathen Lenox School Proj.) 2.46%, LOC Allied Irish Banks PLC, VRDN (a)	2,510,000	2,510,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Rev. (123 Washington LLC Proj.) 2%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 11,000,000	$ 11,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1074, 2.43% (Liquidity Facility Bank of America NA) (a)(c)	4,950,000	4,950,000
Series BBT 08 15, 0% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	6,300,000	6,300,000
Series EGL 06 69 Class A, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	10,100,000	10,100,000
Series EGL 06 74 Class A, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	13,000,000	13,000,000
Series LB 06 P46U, 2.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,000,000	10,000,000
Series MS 06 1351, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	4,520,000	4,520,000
Series MS 06 1607, 2.46% (Liquidity Facility DEPFA BANK PLC) (a)(c)	27,600,000	27,600,000
Series MS 1105, 2.46% (Liquidity Facility Morgan Stanley) (a)(c)	3,660,000	3,660,000
Series PA 1054, 2.44% (Liquidity Facility Bank of New York, New York) (a)(c)	4,195,000	4,195,000
Series PA 1327, 2.44% (Liquidity Facility Bank of New York, New York) (a)(c)	5,000,000	5,000,000
Series PA 921, 2.44% (Liquidity Facility Bank of New York, New York) (a)(c)	19,970,000	19,970,000
Series PT 06 3385, 2.44% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,460,000	3,460,000
Series PT 3992, 2.44% (Liquidity Facility Wells Fargo & Co.) (a)(c)	3,000,000	3,000,000
Series Putters 2489, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Series Putters 624, 2.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,545,000	3,545,000
Series ROC II R 10271, 2.47% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,425,000	10,425,000
Series ROC II R 12010, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,600,000	5,600,000
Series ROC II R 12192, 2.44% (Liquidity Facility Citibank NA) (a)(c)	17,370,000	17,370,000
Series ROC II R 3, 2.75% (Liquidity Facility Citibank NA) (a)(c)	7,000,000	7,000,000
Series ROC II R 406, 2.42% (Liquidity Facility Citibank NA) (a)(c)	12,530,000	12,530,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 602, 2.42% (Liquidity Facility Citibank NA) (a)(c)	$ 4,500,000	$ 4,500,000
Series 2003 F2, 2.53% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	25,000,000	25,000,000
Series 2008 B1, 2.05% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,100,000	8,100,000
Series 2008 B2, 2.5% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	16,000,000	16,000,000
Series 2008 BB, 2.5% (Liquidity Facility Bank of America NA), VRDN (a)	20,000,000	20,000,000
Series 5B, 2.5% 5/1/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	22,300,000	22,300,000
Series F2, 2.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,800,000	1,800,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 07 0014, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	12,000,000	12,000,000
Series EGL 07 0029, 2.46% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	18,850,000	18,850,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series 2005 C, 5% 5/1/18 (Pre-Refunded to 5/1/08 @ 101) (b)	8,555,000	8,640,550
Participating VRDN:
Series BA 08 1075, 2.43% (Liquidity Facility Bank of America NA) (a)(c)	5,000,000	5,000,000
Series EGL 07 0019, 2.41% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	7,865,000	7,865,000
Series EGL 07 0024, 2.41% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	22,785,000	22,785,000
Series Floaters 2509, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	5,480,000	5,480,000
Series FRRI 01 N11, 2.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,075,000	5,075,000
Series Merlots 99 G, 2.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	33,995,000	33,995,000
Series MS 00 283, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	11,245,000	11,245,000
Series MS 01 698, 2.46% (Liquidity Facility Morgan Stanley) (a)(c)	9,932,000	9,932,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series MS 06 1401, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	$ 7,700,000	$ 7,700,000
Series MS 06 2062, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	24,517,000	24,517,000
Series MSDW 00 319, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	9,225,000	9,225,000
Series PT 1839, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,340,000	5,340,000
Series Putters 2222, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,600,000	5,600,000
Series Putters 2256, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,030,000	6,030,000
Series Putters 305, 2.43% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	8,465,000	8,465,000
Series Putters 830, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	20,985,000	20,985,000
Series ROC II R 2052, 2.5% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,975,000	1,975,000
Series ROC II R 8060, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,605,000	10,605,000
Series 2001 B, 2.4% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	7,450,000	7,450,000
Series 2003 1E, 2.43% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,580,000	4,580,000
Series 2003 2A, 2.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,100,000	3,100,000
Series 2003 2B, 2.65% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,450,000	1,450,000
Series 2003 2C, 2.65% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	2,000,000	2,000,000
Series 2003 C1, 2.55% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,145,000	8,145,000
Series 2003 C2, 2.52% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,900,000	7,900,000
Series 2006 A3, 2.53% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,350,000	4,350,000
Series 2007 A3, 2.53% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	18,575,000	18,575,000
Series A2:
2.6% (Liquidity Facility Bank of Nova Scotia), VRDN (a)	3,810,000	3,810,000
2.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,390,000	1,390,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Subseries 2003 C4, 2.53% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 8,080,000	$ 8,080,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) 2.46%, LOC Citibank NA, VRDN (a)	3,460,000	3,460,000
(The Pierpont Morgan Library Proj.) 2.45%, LOC JPMorgan Chase Bank, VRDN (a)	3,685,000	3,685,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 2.47% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	23,000,000	23,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series MS 2541, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	8,690,000	8,690,000
Series MS 2568, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	4,500,000	4,500,000
Series Putters 2659, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,595,000	2,595,000
Series ROC II R 12061, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,780,000	2,780,000
Series ROC II R 12106, 2.41% (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 06 0138, 2.43% (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
Series EGL 06 47 Class A, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	12,700,000	12,700,000
Series EGL 07 0002, 2.41% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 2.41% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	14,000,000	14,000,000
Series MS 12216, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	13,200,000	13,200,000
Series MS 1959, 2.91% (Liquidity Facility Morgan Stanley) (a)(c)	10,700,000	10,700,000
Series MSDW 00 305, 2.46% (Liquidity Facility Morgan Stanley) (a)(c)	14,000,000	14,000,000
Series MT 409, 2.41% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	15,000,000	15,000,000
Series PT 3581, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	20,885,000	20,885,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series Putters 1955, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 12,600,000	$ 12,600,000
Series Putters 1956, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,330,000	2,330,000
Series Putters 2645Z, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,995,000	9,995,000
Series Putters 2725, 3.43% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,395,000	5,395,000
(Mental Health Svcs. Facilities Impt. Proj.) Series F2C, 2.27% (FSA Insured), VRDN (a)	14,155,000	14,155,000
(New York City Gen. Oblig. Proj.) Series B, 2.45%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	13,200,000	13,200,000
Series 2003D 2B, 2.2% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Series F2A, 2.7% (FSA Insured), VRDN (a)	39,520,000	39,520,000
Series F2B, 2.1% (FSA Insured), VRDN (a)	17,295,000	17,295,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BA 07 1042, 2.43% (Liquidity Facility Bank of America NA) (a)(c)	9,315,000	9,315,000
Series Merlots B20, 2.82% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,995,000	1,995,000
Series MS 06 1676, 2.41% (Liquidity Facility DEPFA BANK PLC) (a)(c)	12,710,000	12,710,000
Series MS 731, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	38,492,000	38,492,000
Series PT 1424, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,150,000	10,150,000
Series PT 2012, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,130,000	5,130,000
Series PT 2108, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,950,000	6,950,000
Series Putters 1827, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,565,000	8,565,000
Series ROC II R 4001, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,395,000	6,395,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,360,000	3,360,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	5,525,000	5,525,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 2.62%, LOC Fannie Mae, VRDN (a)	$ 15,335,000	$ 15,335,000
(88 Leonard Street Proj.) Series A, 2.43%, LOC Landesbank Hessen-Thuringen, VRDN (a)	45,300,000	45,300,000
(MF Associates Proj.) Series 1991, 2.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)	15,000,000	15,000,000
(Tribeca Green Hsg. Proj.) Series A, 2.6%, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,945,000	14,945,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 C, 2.6%, LOC Dexia Cr. Local de France, VRDN (a)	2,100,000	2,100,000
Series 2003 G, 2.85%, LOC WestLB AG, VRDN (a)	23,500,000	23,500,000
Series 2003 I, 2.7%, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000,000	2,000,000
New York Local Govt. Assistance Corp.:
Series 1994 B, 2.7%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (a)	20,500,000	20,500,000
Series 1995 D, 2.35%, LOC Societe Generale, VRDN (a)	3,200,000	3,200,000
Series 1995 E, 2.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,185,000	7,185,000
Series 1995 F, 2.45% (New York State Gen. Oblig. Guaranteed), LOC Societe Generale, VRDN (a)	2,000,000	2,000,000
Series 1995 G, 2.44% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, VRDN (a)	6,500,000	6,500,000
Series 2003 A4V, 2.7% (FSA Insured), VRDN (a)	38,900,000	38,900,000
Series 2003 A8V, 2.8% (FSA Insured), VRDN (a)	6,990,000	6,990,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN:
Series EGL 06 0133, 2.48% (Liquidity Facility Citibank NA) (a)(c)	10,000,000	10,000,000
Series EGL 06 0147, 2.7% (Liquidity Facility Citibank NA) (a)(c)	24,500,000	24,500,000
Series PA 1098, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,800,000	11,800,000
Series PA 1273, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,750,000	3,750,000
Series PT 2290, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,545,000	7,545,000
Series ROC II R 10045, 2.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	13,340,000	13,340,000
Series ROC II R 10121, 2.8% (Liquidity Facility Citibank NA) (a)(c)	5,080,000	5,080,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Participating VRDN:
Series ROC II R 10141, 2.75% (Liquidity Facility Citibank NA) (a)(c)	$ 3,935,000	$ 3,935,000
Series ROC II R 11417, 2.47% (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
Series 2002 B, 2.3% (FSA Insured), VRDN (a)	61,050,000	61,050,000
New York Metropolitan Trans. Auth. Rev.:
Participating VRDN:
Series DCL 08 34, 2.46% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	2,720,000	2,720,000
Series EGL 04 41 Class A, 2.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	15,005,000	15,005,000
Series EGL 07 0095, 2.48% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (a)(c)	10,000,000	10,000,000
Series MS 724X, 2.46% (Liquidity Facility Morgan Stanley) (a)(c)	4,200,000	4,200,000
Series PA 1083, 2.44% (Liquidity Facility Bank of New York, New York) (a)(c)	14,995,000	14,995,000
Series PA 1084, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,665,000	8,665,000
Series Putters 1662, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	26,635,000	26,635,000
Series Putters 1926, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,880,000	17,880,000
Series Putters 2653, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,020,000	3,020,000
Series ROC II R 11418, 2.47% (Liquidity Facility Citibank NA) (a)(c)	8,275,000	8,275,000
Series 2002 D1, 2.3% (FSA Insured), VRDN (a)	18,125,000	18,125,000
Series 2002 D2, 2.3% (FSA Insured), VRDN (a)	8,365,000	8,365,000
Series 2002 G2, 3.4% (AMBAC Insured), VRDN (a)	26,700,000	26,700,000
Series C, 0.85% 5/2/08, LOC ABN-AMRO Bank NV, CP	4,400,000	4,400,000
Subseries 2005 G2, 2.6%, LOC BNP Paribas SA, VRDN (a)	29,775,000	29,775,000
New York Pwr. Auth.:
Bonds 2.1%, tender 9/2/08 (a)	11,000,000	11,000,000
Series 1, 2.25% 6/3/08, CP	15,931,000	15,931,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series 07 102, 2.46% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	2,000,000	2,000,000
Series ROC II R 12090, 2.47% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	20,000,000	20,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Gen. Rev. Participating VRDN: - continued
Series ROC II R 12093, 2.46% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	$ 14,100,000	$ 14,100,000
Series ROC II R 12199, 2.47% (Liquidity Facility Bank of New York, New York) (a)(c)	17,050,000	17,050,000
Series ROC II R 4076, 2.47% (Liquidity Facility Citigroup, Inc.) (a)(c)	11,220,000	11,220,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 2.46% (Liquidity Facility Morgan Stanley) (a)(c)	3,500,000	3,500,000
Series Putters 1049, 2.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,870,000	15,870,000
New York Thruway Auth. Personal Income Tax Rev. Participating VRDN:
Series MS 1194, 2.46% (Liquidity Facility Morgan Stanley) (a)(c)	1,675,000	1,675,000
Series MS 2623, 2.41% (Liquidity Facility Morgan Stanley) (a)(c)	10,490,000	10,490,000
Series MT 292, 2.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Series PT 1922, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,185,000	6,185,000
Series Putters 2085, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,865,000	18,865,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series A, 3% 4/1/09	21,415,000	21,584,551
New York Thruway Auth. Svc. Contract Rev. Participating VRDN Series ROC II R 10132, 2.45% (Liquidity Facility Citibank NA) (a)(c)	5,410,000	5,410,000
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Bonds:
Series 2003 A, 5%, tender 1/1/09 (a)	11,825,000	12,011,467
Series A, 5.25%, tender 1/1/09 (a)	21,565,000	21,907,368
New York Urban Dev. Corp. Rev. Participating VRDN:
Series Putters 2283, 2.58% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,030,000	15,030,000
Series Putters 2329, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,260,000	4,260,000
Series ROC II R 10158, 2.5% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,970,000	8,970,000
Series SG 163, 2.43% (Liquidity Facility Societe Generale) (a)(c)	10,760,000	10,760,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Niskayuna Central School District BAN 4% 5/15/08	$ 7,400,000	$ 7,400,900
Northport-East Northport Union Free School District TAN 4.25% 6/26/08	25,000,000	25,021,861
Rochester Gen. Oblig. BAN:
Series I, 2.5% 2/27/09	34,920,000	35,106,647
4% 10/17/08	17,100,000	17,145,016
Roslyn Union Free School District TAN 4.25% 6/27/08	8,000,000	8,007,610
Suffolk County Indl. Dev. Agcy. Civic Facility Rev.:
(Maryhaven Ctr. of Hope Proj.) Series 1997 A, 2.91%, LOC KeyBank NA, VRDN (a)	2,400,000	2,400,000
(St. Francis Monastery Proj.) 2.42%, LOC KBC Bank NV, VRDN (a)	9,030,000	9,030,000
Tobacco Settlement Fing. Corp.:
Bonds Series A1, 5% 6/1/08	4,340,000	4,351,745
Participating VRDN:
Series ROC II R 2033, 2.48% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,330,000	3,330,000
Series ROC II R 2034, 2.48% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,880,000	2,880,000
Tompkins County Gen. Oblig. RAN 3.5% 12/19/08	2,500,000	2,510,049
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 2.53%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,200,000	5,200,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series PA 1074, 2.45% (Liquidity Facility Bank of New York, New York) (a)(c)	7,000,000	7,000,000
Series PA 948, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,200,000	7,200,000
Series PT 2017, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,490,000	5,490,000
Series PT 3437, 2.44% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	21,155,000	21,155,000
Series Putters 304, 2.58% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	11,430,000	11,430,000
Series ROC II R 1008, 2.42% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,080,000	3,080,000
Series ROC II R 10108, 2.75% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,000,000	6,000,000
Series ROC II R 10272, 2.47% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,500,000	10,500,000
Series ROC II R 2013, 2.9% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,785,000	3,785,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series SGB 43, 2.48% (Liquidity Facility Societe Generale) (a)(c)	$ 19,150,000	$ 19,150,000
(MTA Bridges and Tunnels Proj.) Series 2000 AB, 2.6% (FSA Insured), VRDN (a)	22,630,000	22,630,000
Series 2002 F, 2.6% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	23,970,000	23,970,000
Series 2005 B2, 2.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	43,645,000	43,645,000
Series 2005 B4, 2.4% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	14,425,000	14,425,000
Series B, 2.49% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,140,000	4,140,000
Series B1, 2.35% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	15,575,000	15,575,000
Upstate Telecommunications Corp. Rev. 2.48%, LOC Manufacturers & Traders Trust Co., VRDN (a)	8,920,000	8,920,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 2.44%, LOC KeyBank NA, VRDN (a)	3,000,000	3,000,000
		3,299,782,026
New York & New Jersey - 2.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series PA 1251, 2.45% (Liquidity Facility Bank of New York, New York) (a)(c)	3,700,000	3,700,000
Series PA 1516, 2.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,035,000	8,035,000
Series ROC II R 11439, 2.46% (Liquidity Facility Citibank NA) (a)(c)	4,000,000	4,000,000
Series ROC II R 12008, 2.41% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,710,000	8,710,000
Series ROC II R 12169, 2.47% (Liquidity Facility Bank of New York, New York) (a)(c)	4,970,000	4,970,000
Series ROC II R 664, 2.42% (Liquidity Facility Citibank NA) (a)(c)	4,975,000	4,975,000
Series 2004 2, 2.49%, VRDN (a)	8,300,000	8,300,000
Series 2008 2, 2.49%, VRDN (a)	13,810,000	13,810,000
Series 3, 2.49%, VRDN (a)	22,120,000	22,120,000
		78,620,000
Municipal Securities - continued
	Principal Amount	Value
Oklahoma - 0.2%
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B2, 3.23% (Liquidity Facility Bank of America NA) (a)(c)	$ 7,000,000	$ 7,000,000
Puerto Rico - 4.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series MS 2601, 2.44% (Liquidity Facility Morgan Stanley) (a)(c)	11,250,000	11,250,000
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	37,000,000	37,075,782
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 10320CE, 2.48% (Liquidity Facility Citibank NA) (a)(c)	73,100,000	73,100,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series Putters 2322, 2.51% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	23,335,000	23,335,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 2.48% (Liquidity Facility DEPFA BANK PLC) (a)(c)	22,300,000	22,300,000
		167,060,782
Texas - 0.7%
Arlington Spl. Oblig. Series B, 2.8% (MBIA Insured), VRDN (a)	11,700,000	11,700,000
Brownsville Util. Sys. Rev. Series 2002 B, 4.2% (MBIA Insured), VRDN (a)	5,655,000	5,655,000
Texas Trans. Commission State Hwy. Fund Rev. Bonds 5% 4/1/09	6,975,000	7,181,088
		24,536,088
Wisconsin - 0.2%
Milwaukee Gen. Oblig. RAN Series 2008 R5, 3% 12/15/08	6,900,000	6,949,224
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $3,647,184,122)		3,647,184,122
NET OTHER ASSETS - 0.4%		13,078,047
NET ASSETS - 100%		$ 3,660,262,169
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,647,184,122	$ -	$ 3,647,184,122	$ -
Income Tax Information
At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $3,647,184,122.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008